Contingencies	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Contingencies
25	Contingencies

The Company and its subsidiaries have been named as defendants in certain actions incurred in the normal course of business. The Company accrues for such items when a liability is both probable and the amount can be reasonably estimated. In the opinion of Management, these matters will not have a material effect on the consolidated financial statements of the Company.

These matters include a personal action filed in Mexico against Dia Bras Mexicana S.A de C.V (“DBM”) by an individual, Ambrosio Bencomo Muñoz, in 2009, as administrator of the intestate succession of Ambrosio Bencomo Casavantes y Jesus Jose Bencomo Muñoz, claiming the annulment and revocation of the purchase agreement of two mining concessions, Bolívar III and IV between Minera Senda de Plata S.A. de C.V. and Ambrosio Bencomo Casavantes, and with this, the nullity of purchase agreement between DBM and Minera Senda de Plata S.A. de C.V. In June 2011, the Sixth Civil Court of Chihuahua, Mexico, ruled that the claim was unfounded and dismissed the case, the plaintiff appealed to the State Court. On November 3, 2014, the Sixth Civil Court of Chihuahua ruled against the plaintiff, noting that the legal route by which the plaintiff presented his claim was not admissible. On February 17, 2017 the State Court issued a ruling dismissing the arguments of the plaintiff.

Carlos Emilio Seijas Bencomo, a relative of Ambrosio Bencomo Casavantes and Ambrosio Bencomo Muñoz, following the steps of the Ambrosio lawsuit, filed a similar personal action to claim annulment and revocation of the purchase of the two mining concessions. In May 31, 2019, the Second Federal Civil Court issued a resolution ordering: a) the annulment and revocation of the purchase agreement of the two mining concessions, Bolívar III and IV between Minera Senda de Plata S.A. de C.V. and Ambrosio Bencomo Casavantes, and with this, the nullity of purchase agreement between DBM and Minera Senda de Plata S.A. de C.V., and b) the payment of a sum of money pending to be defined by concept of restitution of the benefits of those two mining concessions. In June 2019, a Federal Court in Chihuahua granted Sierra Metals a suspension of this adverse resolution. On January 14, 2021, the Third Federal Collegiate Court of Civil and Labor Matters of the Seventeenth Circuit in Chihuahua issued a resolution on the appeal (writ of amparo) presented by the Company, declaring the adverse ruling as void and ordered the lower court to issue a new resolution. On March 12, 2021, the first Civil Court of Chihuahua complied with the order of the Collegiate Court absolving DBM of all claims raised by the plaintiff. While the plaintiff has fifteen days to appeal against this judgement, the Company believes that this new development has reduced the possibilities of reversal of the March 12, 2021 ruling.